Voyage and Vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses - Voyage expenses (Table)

	Years ended December 31,
	2021	2022	2023
Voyage expenses
Port charges	$63,027	$70,433	$64,446
Bunkers	139,252	189,424	170,731
Commissions – third parties	13,955	14,516	9,253
Commissions – related parties (Note 3)	3,870	4,140	4,140
Miscellaneous	6,007	8,021	5,273
Total voyage expenses	$226,111	$286,534	$253,843

Voyage and Vessel operating expenses - Vessel operating expenses (Table)

Vessel operating expenses
Crew wages and related costs	$126,180	$133,769	$124,769
Insurances	14,981	18,753	18,601
Maintenance, repairs, spares and stores	44,646	51,210	53,378
Lubricants	11,823	14,625	15,091
Tonnage taxes (Note 14)	2,634	3,838	4,299
Pre-delivery and Pre-joining expenses	3,104	174	360
Miscellaneous	5,293	6,247	4,829
Total vessel operating expenses	$208,661	$228,616	$221,327